Short-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Summary Of Investment Holdings [Line Items]
Held-to-maturity debt securities maturity period			2 years
Long-term debt securities, held-to-maturity | $			$ 71,000
Carrying amount of long-term held-to-maturity debt securities		¥ 463,715
Gross unrecognized holding loss	¥ 0	0		¥ 4,911
Gross unrecognized holding gain	¥ 0	¥ 0		¥ 0
Maximum | Short-term Investments
Summary Of Investment Holdings [Line Items]
Maturity period of held-to-maturity and available-for-sale debt securities	1 year	1 year